Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent events
25.	Subsequent events
On January 26,2022, the Company entered an agreement to subscribe for 25% of the shares in Ziitech Pty Ltd (“Ziitech”), an Australia company specialized in offering SaaS, Data, and Fintech solution services, at a subscription total price of US$0.001 for the purpose of strengthening technology ability of the Company and helping the Company to expand small and medium enterprise business in Australia.
The Company has evaluated subsequent events through the issuance of the consolidated financial statements and noted that there are no other subsequent events.